8. Subordinated Debt	12 Months Ended
Dec. 31, 2015
Notes
8. Subordinated Debt

8.SUBORDINATED DEBT

The payment of the principal and interest on the Company’s subordinated debt is subordinate and junior in right of payment to all unsubordinated indebtedness of the Company.

Subordinated debt consists of Variable Rate Subordinated Debentures issued from time to time by the Company, and which mature four years after their date of issue.  The maturity date is automatically extended for an additional four year term unless the holder or the Company redeems the debenture on its original maturity date or within any applicable grace period thereafter.  The debentures are offered and sold in various minimum purchase amounts with varying interest rates as established from time to time by the Company and interest adjustment periods for each respective minimum purchase amount.  Interest rates on the debentures automatically adjust at the end of each adjustment period.  The debentures may also be redeemed by the holder at the applicable interest adjustment date or within any applicable grace period thereafter without penalty.  Redemptions at any other time are at the discretion of the Company and are subject to a penalty. The Company may redeem the debentures for a price equal to 100% of the principal plus accrued but unpaid interest upon 30 days’ notice to the holder.

Interest rate information on the Company’s subordinated debt at December 31 is as follows:

Weighted Average Interest Rate at			Weighted Average Interest Rate
End of Year			During Year

2015	2014	2013	2015	2014	2013

2.86%	2.90%	3.02%	2.82%	2.91%	3.14%

Maturity and redemption information relating to the Company's subordinated debt at December 31, 2015 is as follows:

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period
2016	$ 6,491,917	$ 21,964,100
2017	7,703,476	8,939,116
2018	8,977,753	2,093,520
2019	12,830,863	3,007,273
	$ 36,004,009	$ 36,004,009